SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS
The Management and Shared Services Arrangements which expired in June 2022 were extended to December 31, 2032 in March 2023.